Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	The Target Portfolio Trust
Prospectus Date	rr_ProspectusDate	Sep. 27, 2024
Document Creation Date	dei_DocumentCreationDate	Sep. 27, 2024